Fair Value Measurements - Additional Information (Detail) (Significant Unobservable Inputs (Level 3) [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Discount rate of Senior Notes	10.41%	10.48%